SHARE CAPITAL - Loss per share narrative (Details) - shares	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Share Capital Information [Abstract]
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	95,293,899	81,292,869
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	95,293,899	81,292,869